Long-Term Debt - Schedule of Debt Composition (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 SecurityLoan	Mar. 31, 2013
Debt Instrument [Line Items]
Number of loan agreements	2
Debentures outstanding	$ 422
Debt maturity date	2014-11
Secured indebtedness, maximum amount	20,000
Ratio of EBITDA to total net interest expense and current principal payable on long-term indebtedness	Less than 2:1
Debt service coverage ratio	2.25	2.20
In, or Linked to, U.S. dollars [Member]
Debt Instrument [Line Items]
Interest rate	6.10%
In Israeli Currency - linked to CPI [Member]
Debt Instrument [Line Items]
Remaining debentures outstanding	10,695
Interest rate added to the reference rate	5.80%
Reference rate	Israeli CPI
New York [Member]
Debt Instrument [Line Items]
Interest rate added to the reference rate	1.25%
Reference rate	LIBOR
Mortgage loan	$ 6,745	$ 7,552
Mortgage term	15 years
Debt service coverage ratio	1.90
Effective interest rate of mortgage loan fixed	6.16%
Interest rate swap of mortgage term	15 years